Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Other Current Liabilities
11.
Other Current Liabilities

Other current liabilities consisted of the following (in millions):

	As of December 31,
	2025	2024
Other current liabilities:
License and service agreements	$139.0	$110.5
Salaries, wages and benefits	477.1	373.2
Customer rebates	243.0	203.1
Accrued liabilities	834.5	706.5
Total other current liabilities	$1,693.6	$1,393.3